Details of Cash From Operating Activities - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Accounts receivable	$ (42)	$ 629
Inventories	37	104
Prepaid expenses and other	(12)	(21)
Accounts payable	274	(519)
Accrued salaries and wages	(8)	(34)
Other accrued liabilities	309	97
Income taxes payable	(22)	96
Changes in operating assets and liabilities	$ 536	$ 352